Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies [Abstract]
Schedule of future minimum payments under non-cancelable operating leases
Year ending
2017	5,562,828
2018	4,950,715
2019	4,181,357
Total	$14,694,900